THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED FOR THE QUARTER ENDING September 30, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED, IS NO LONGER WARRANTED, OR HAS BEEN DENIED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
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Check here if Amendment /X/; Amendment Number: 1
                                               ---------
This Amendment (Check only one.): / / is a restatement.
                                  /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

        Name:    Relational Investors LLC
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        Address: 12400 High Bluff Drive, Suite 600
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                 San Diego, CA 92130
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13F File Number:  028-06854
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
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Title:   Director of Operations
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Phone:   858-704-3336
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Signature, Place, and Date of Signing:

      /s/ J. SITLANI           San Diego, California       11/17/11
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          [Signature]              [City, State]            [Date]


Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
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    [Repeat as necessary.]



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 1
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Form 13F Information Table Value Total: $393,508
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                                            (thousands)



List of Other Included Managers:
NONE







                                                      FORM 13F INFORMATION TABLE


                              TITLE                VALUE   SHARES/   SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
    NAME OF ISSUER          OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN CALL DSCRETN  MANAGERS SOLE      SHARED  NONE
--------------------       --------- ---------  --------  --------  --- ---- ------- --------- ------    ------- ----
Hewlett-Packard Company       COM    428236103  $393,508  17,528,200 SH      SOLE              17,528,200
